Subsequent Events (Narrative) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 07, 2015	Mar. 13, 2017	Mar. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Feb. 13, 2017	Jan. 10, 2017
Warrants to purchase common shares	3,750,000
Exercise price	$ 0.05
Warrant exercisable term	10 years
Interest amount				$ 749,162	$ 175,707
Common stock, issued shares				304,556,650	82,331,062	491,852,004
Subsequent Event [Member]
Common Stock Issued for Debt Conversion, shares		142,148,242
Common Stock Issued for Debt Conversion, value		$ 323,197
Principal debt amount		302,480
Interest amount		$ 20,717
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Exchange shares			40,000,002
Proceeds from exchange shares			$ 300,000
Additional shares of our common stock and warrants value			$ 150,000
Per share purchase price description			(i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale
Beneficial ownership percentage			9.99%
Common stock, issued shares							2,000,000	3,147,110
Draw down amount							$ 8,000	$ 10,323
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Warrants [Member]
Warrants to purchase common shares			40,000,002
Exercise price			$ 0.03
Warrant exercisable term			3 years
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrants to purchase common shares			40,000,002
Exercise price			$ 0.05
Warrant exercisable term			3 years